INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

	As of
US$ MILLIONS	June 30, 2023	December 31, 2022
Cost	$3,943	$3,629
Accumulated amortization	(900)	(782)
Total	$3,043	$2,847
Intangible assets are allocated to the following cash generating units:

	As of
US$ MILLIONS	June 30, 2023	December 31, 2022
Brazilian regulated gas transmission operation	$3,014	$2,816
U.K. regulated distribution operation	29	31
Total	$3,043	$2,847
Our company’s intangible assets are primarily related to concession arrangements with the local energy regulator, Agência Nacional do Petróleo, Gás Natural e Biocombustíveis (“ANP”), at our Brazilian regulated gas transmission operation. Total capacity is fully contracted under long-term “ship-or-pay” gas transportation agreements (“GTA”) and therefore the business is exposed to no volume or price risk. Each GTA takes into account a return on regulatory asset base (“RAB”), and the tariffs are calculated on an inflation adjusted regulatory weighted average cost of capital (“WACC”) fixed for the life of GTAs.
The intangible assets at our U.K. regulated distribution operation relate to customer order backlogs, which represents the present value of future earnings derived from the build out of contracted connections at the acquisition date of the U.K. regulated distribution operation.
Our intangible assets are evaluated for impairment annually or more often if events or circumstances indicate there may be impairment. Despite recent volatility observed in commodity and foreign exchange markets and the interruption to global supply chains, our intangible assets remain largely unaffected. Our intangible assets represent long-term critical infrastructure supported by regulated or highly contracted revenues which help protect value over the long term.
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2023	For the 12 month period ended December 31, 2022
Cost at beginning of the period	$3,629	$3,332
Additions, net of disposals	17	81
Foreign currency translation	297	216
Ending Balance	$3,943	$3,629
The following table presents the accumulated amortization for our company’s intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2023	For the 12 month period ended December 31, 2022
Accumulated amortization at beginning of the period	$(782)	$(645)
Amortization	(53)	(101)
Foreign currency translation	(65)	(36)
Ending Balance	$(900)	$(782)